Prepayments, deposits and other current assets (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to suppliers	$ 34,661	$ 132,718
Deposits	21,061	26,924
Prepaid expenses	157,156	63,994
Other receivables, net of allowance of $nil (2022) and $nil (2021)	11,514	77,734
Prepaid expenses	$ 224,392	$ 301,370